Cover Page Cover Page	Dec. 18, 2023
Cover [Abstract]
Entity Central Index Key	0001463101
Document Type	8-K
Document Period End Date	Dec. 18, 2023
Entity Registrant Name	ENPHASE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35480
Entity Tax Identification Number	20-4645388
Entity Address, Address Line One	47281 Bayside Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(877)
Local Phone Number	797-4743
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	ENPH
Security Exchange Name	NASDAQ
Security Exchange Name	false
Amendment Flag	false